Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations [Line Items]
Cash consideration		$ 80,000
Loss from the disposition		$ (3,577,279)
REIT Changjiang [Member]
Discontinued Operations [Line Items]
Ownership percentage		100.00%